Derivative Warrant Liabilities - Schedule of Changes in the Derivative Warrant Liability (Details) - Warrants [Member] - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Changes in the Derivative Warrant Liability [Line Items]
Beginning balance		$ 4,310,379
Exercise of warrants			(574,040)
Change in fair value of warrants			2,189,986
Ending balance			4,310,379
April 2023 Warrants [Member]
Schedule of Changes in the Derivative Warrant Liability [Line Items]
Issuance of 2023 and 2024 Warrants			1,771,208
September 2023 Warrants [Member]
Schedule of Changes in the Derivative Warrant Liability [Line Items]
Issuance of 2023 and 2024 Warrants			$ 923,225
January 2024 Warrants [Member]
Schedule of Changes in the Derivative Warrant Liability [Line Items]
Beginning balance	$ 3,519,702
Issuance of 2023 and 2024 Warrants		480,004
Exercise of warrants	(21,921)	(562,879)
Change in fair value of warrants	(1,128,586)	(707,802)
Ending balance	$ 2,369,195	$ 3,519,702